Note 1 - Summary of Significant Accounting Policies - Summary of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic (in shares)	3,259,952	3,277,062	3,270,996
Diluted (in shares)	3,264,661	3,338,151	3,306,503